Share capital - Schedule of ordinary shares (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share capital
Beginning balance	$ 1
Share issuance cost	(5,763)
Ending balance	413,186	$ 1
Public shareholders - non-redemption
Share capital
Issue of shares	34,431
Glencore
Share capital
Rollover shares - Glencore	100,000
PIPE
Share capital
Share issuance cost	(3,989)
PIPE | Osisko
Share capital
Issue of shares	15,000
PIPE | Sprott
Share capital
Issue of shares	15,000
PIPE | BlackRock
Share capital
Issue of shares	45,000
PIPE A and PIPE B
Share capital
Issue of shares	184,517
Backstop facility | Osisko
Share capital
Issue of shares	$ 25,000
Ordinary shares
Number of shares
Beginning balance (in shares)	6,628,695	6,628,695
Issued during the year (in shares)	48,409,448
Ending balance (in shares)	48,409,448	6,628,695
Share capital
Beginning balance	$ 1	$ 1
Issue of shares	418,949	0
Share issuance cost	(5,763)
Ending balance	$ 413,186	$ 1
Ordinary shares | Public shareholders - non-redemption
Number of shares
Issued during the year (in shares)	3,329,006
Share capital
Issue of shares	$ 34,431
Ordinary shares | Glencore
Number of shares
Number of of shares issued for acquisition	10,000,000
Share capital
Rollover shares - Glencore	$ 100,000
Ordinary shares | PIPE | Osisko
Number of shares
Issued during the year (in shares)	1,500,000
Share capital
Issue of shares	$ 15,000
Ordinary shares | PIPE | Sprott
Number of shares
Issued during the year (in shares)	1,500,000
Share capital
Issue of shares	$ 15,000
Ordinary shares | PIPE | BlackRock
Number of shares
Issued during the year (in shares)	4,500,000
Share capital
Issue of shares	$ 45,000
Ordinary shares | PIPE A and PIPE B
Number of shares
Issued during the year (in shares)	18,451,747
Share capital
Issue of shares	$ 184,517
Ordinary shares | Backstop facility | Osisko
Number of shares
Issued during the year (in shares)	2,500,000
Share capital
Issue of shares	$ 25,000